STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

Principal		Effective
Amount	Coupon Maturity	Maturity*	Value
Municipal Bonds and Notes—106.2%
Alabama—1.5%
$3,725,000 Fairfield, AL GO1	6.000% 06/01/2031	03/24/2028B	$3,719,263
1,400,000 Mobile, AL Improvement District
(McGowin Park)[1]	5.000 08/01/2025	06/24/2023B	1,448,748
200,000 Mobile, AL Improvement District
(McGowin Park)[1]	5.250 08/01/2030	07/18/2026A	208,508
6,550,000 Selma, AL Industrial Devel. Board
(International Paper Company)1	6.250 11/01/2033	11/01/2019A	6,647,726
25,000 Talladega County, AL GO1	5.250 01/01/2029	07/28/2019A	25,071
4,000,000 Tuscaloosa County, AL IDA (Hunt
Refining)	4.500 05/01/2032	05/01/2029A	4,323,200
			16,372,516

Arizona—1.9%
1,955,000 AZ IDA (Accel Schools)1	5.000 08/01/2033	08/01/2028A	2,079,592
495,000 AZ IDA (AM&S/AM&SS/MSSA
Obligated Group)1	5.000 07/01/2030	07/01/2027A	587,610
515,000 AZ IDA (AM&S/AM&SS/MSSA
Obligated Group)1	5.000 07/01/2031	07/01/2027A	606,732
545,000 AZ IDA (AM&S/AM&SS/MSSA
Obligated Group)1	5.000 07/01/2032	07/01/2027A	639,143
575,000 AZ IDA (AM&S/AM&SS/MSSA
Obligated Group)1	5.000 07/01/2033	07/01/2027A	672,037
600,000 AZ IDA (AM&S/AM&SS/MSSA
Obligated Group)1	5.000 07/01/2034	07/01/2027A	699,222
120,000 AZ IDA (Doral Academy)1	4.875 07/15/2021	07/15/2021	120,899
375,000 AZ IDA (Mater Academy of
Nevada)1	4.750 12/15/2028	11/16/2025A	403,725
10,000 Greater AZ Devel. Authority
Infrastructure1	4.375 08/01/2032	07/28/2019A	10,018
2,035,000 Maricopa County, AZ Pollution
Control (Southern California
Edison Co.)1	5.000 06/01/2035	06/01/2020A	2,086,465
250,000 Phoenix, AZ IDA (Leman Academy
of Excellence)1	5.000 07/01/2034	07/01/2022A	259,373
205,000 Phoenix, AZ IDA (Leman Academy
of Excellence)1	5.000 07/01/2039	07/01/2022A	210,752
155,000 Phoenix, AZ IDA (Leman Academy
of Excellence)1	5.500 07/01/2024	07/19/2023B	157,294
8,240,000 Pima County, AZ IDA (Arizona
Charter School)1	5.375 07/01/2031	07/01/2020A	8,696,990
415,000 Pima County, AZ IDA (Excalibur
Charter School)1	5.000 09/01/2026	06/09/2023B	433,766
245,000 Pima County, AZ IDA (Paideia
Academies)1	4.125 07/01/2029	03/07/2024A	245,517
2,290,000 Tempe, AZ IDA (Mirabella at ASU)1	4.000 10/01/2023	10/01/2020A	2,315,488
			20,224,623

1 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal		Effective
Amount	Coupon Maturity	Maturity*	Value
Arkansas—0.2%
$75,000 AR Devel. Finance Authority
(Madison Industrial Devel./
Community Living Obligated
Group)1	5.800% 12/01/2020	07/28/2019A	$75,245
2,245,000 Independence County, AR Public
Health Education & Hsg. Facilities
Board (White River Health
System)1	5.400 06/01/2023	06/01/2020A	2,312,395
			2,387,640

California—17.3%
590,000 Atwater, CA Wastewater1	5.000 05/01/2030	05/01/2027A	724,473
700,000 Atwater, CA Wastewater1	5.000 05/01/2033	05/01/2027A	846,531
95,000 CA County Tobacco Securitization
Agency (TASC)1	5.000 06/01/2026	07/28/2019A	95,010
880,000 CA County Tobacco Securitization
Agency (TASC)1	5.750 06/01/2029	07/28/2019A	888,958
155,000 CA County Tobacco Securitization
Agency (TASC)1	5.875 06/01/2027	07/28/2019A	155,143
2,460,000 CA County Tobacco Securitization
Agency (TASC)1	5.875 06/01/2043	07/28/2019A	2,493,013
135,000 CA County Tobacco Securitization
Agency (TASC)1	6.000 06/01/2042	07/28/2019A	136,234
22,500,000 CA GO2	4.000 11/01/2033	11/01/2033	25,618,894
2,360,000 CA GO1	5.375 06/01/2026	12/01/2019A	2,401,229
1,825,000 CA Golden State Tobacco
Securitization Corp.1	5.000 06/01/2028	06/01/2027A	2,172,115
4,345,000 CA Golden State Tobacco
Securitization Corp. (TASC)1	3.500 06/01/2036	06/01/2022A	4,400,877
145,000 CA Golden State Tobacco
Securitization Corp. (TASC)1	5.000 06/01/2029	06/01/2027A	171,335
20,000,000 CA Golden State Tobacco
Securitization Corp. (TASC)1	5.300 [3] 06/01/2037	06/01/2022A	20,622,600
50,000,000 CA Health Facilities Financing
Authority (El Camino Hospital)2	5.750 11/15/2031	09/30/2027A	53,095,000
12,450,000 CA Pollution Control Financing
Authority (Calplant I)	7.500 07/01/2032	07/01/2022A	13,083,456
250,000 CA Public Financing Authority
(Trinity Classical Academy)1	5.000 07/01/2026	11/14/2024B	250,567
600,000 CA Public Works (Various
Community Colleges)1	5.750 10/01/2030	10/01/2019A	606,870
160,000 CA Statewide Financing Authority
Tobacco Settlement (TASC)1	5.625 05/01/2029	07/28/2019A	161,106
220,000 Carson, CA Public Financing
Authority (Remediation)1	6.500 10/01/2036	10/01/2019A	222,864
2,140,000 El Centro, CA Financing Authority
(El Centro Redevel.)[1]	6.000 11/01/2021	09/05/2020A	2,266,667
4,790,000 Fullerton, CA Public Financing
Authority1	5.000 09/01/2022	09/01/2019A	4,819,842

2 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$4,785,000 Fullerton, CA Public Financing
Authority1	5.000%	09/01/2023	09/01/2019	A	$4,814,763
2,750,000 Huntington Park, CA Public
Financing Authority1	5.000	09/01/2022	07/28/2019	A	2,757,727
225,000 Irvine, CA Unified School District1	5.000	09/01/2033	09/01/2027	A	264,483
155,000 Maywood, CA Public Financing
Authority1	7.000	09/01/2028	07/28/2019	A	155,256
3,820,000 Montclair, CA Redevel. Agency Tax
Allocation1	5.300	10/01/2030	07/28/2019	A	3,823,132
3,535,000 Mountain House, CA Public
Financing Authority Utility System1	5.200	12/01/2032	07/28/2019	A	3,544,332
605,000 North City, CA West School
Facilities Financing Authority
Special Tax1	5.000	09/01/2026	09/01/2022	A	669,342
10,000,000 Northern CA Energy Authority1	4.000	[4] 07/01/2049	04/01/2024	A	10,928,700
170,000 Northern, CA Inyo County Local
Hospital District1	6.000	12/01/2021	08/09/2020	A	175,403
460,000 Ontario, CA Improvement Bond
Act 1915 Assessment District
No. 108[1]	7.500	09/02/2020	09/02/2019	A	464,950
2,000,000 Redding, CA Redevel. Agency Tax
Allocation (Canby-Hilltop-Cyprus
Redevel.)[1]	5.000	09/01/2022	07/28/2019	A	2,005,820
230,000 Riverside County, CA Public
Financing Authority COP (Air
Force Village West)5	5.750	05/15/2019	05/15/2019		195,500
75,000 Riverside County, CA Redevel.
Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	12/16/2020	B	81,211
5,405,000 Sacramento County, CA COP
(Juvenile Courthouse)1	5.000	12/01/2034	07/28/2019	A	5,418,621
25,000 San Bernardino, CA Joint Powers
Financing Authority1	5.750	10/01/2019	10/01/2019		25,269
600,000 San Bernardino, CA Joint Powers
Financing Authority1	5.750	10/01/2020	10/01/2020		630,918
10,000 San Bernardino, CA Joint Powers
Financing Authority1	5.750	10/01/2020	10/01/2020		10,515
1,000,000 San Bernardino, CA Joint Powers
Financing Authority1	5.750	10/01/2021	10/01/2021		1,086,850
225,000 San Bernardino, CA Joint Powers
Financing Authority1	5.750	10/01/2021	10/01/2021		244,541
125,000 San Bernardino, CA Joint Powers
Financing Authority1	5.750	10/01/2022	10/01/2022		140,355
1,500,000 South Bayside, CA Waste
Management Authority (Shoreway
Environmental)1	6.250	09/01/2029	09/01/2019	A	1,511,895
4,550,000 Southern CA Tobacco
Securitization Authority1	4.750	06/01/2025	07/13/2019	A	4,573,069

3 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$110,000 Stockton, CA Public Financing
Authority (Parking & Capital
Projects)1	5.375%	09/01/2021	07/28/2019	A	$110,078
740,000 Vernon, CA Electric System1	5.125	08/01/2021	08/01/2019	A	742,627
3,200,000 West Covina, CA Public Financing
Authority (Big League Dreams)1	5.000	06/01/2030	07/28/2019	A	3,208,352
					182,816,493

Colorado—1.2%
500,000 Arista, CO Metropolitan District	4.375	12/01/2028	05/10/2026	A	517,430
5,000,000 CO Health Facilities Authority
(Catholic Health Initiatives)1	5.500	07/01/2034	07/28/2019	A	5,015,800
4,000,000 CO Regional Transportation
District (Denver Transportation
Partners)1	6.000	01/15/2034	07/15/2020	A	4,143,120
265,000 Denver, CO City & County Airport1	6.125	11/15/2025	07/28/2019	A	275,428
310,000 Denver, CO Health & Hospital
Authority (550 Acoma)1	5.000	12/01/2028	12/01/2028		376,188
500,000 Denver, CO Health & Hospital
Authority (550 Acoma)1	5.000	12/01/2029	12/01/2028	A	603,285
350,000 Denver, CO Health & Hospital
Authority (550 Acoma)1	5.000	12/01/2030	12/01/2028	A	418,505
375,000 Denver, CO Health & Hospital
Authority (550 Acoma)1	5.000	12/01/2031	12/01/2028	A	444,683
455,000 Denver, CO Health & Hospital
Authority (550 Acoma)1	5.000	12/01/2032	12/01/2028	A	535,626
600,000 Frisco, CO Marina Enterprise1	5.000	12/01/2036	12/01/2026	A	635,850
					12,965,915

Connecticut—0.0%
525,000 Eastern CT Res Rec (Wheelabrator
Lisbon)1	5.500	01/01/2020	07/28/2019	A	530,287

District of Columbia—5.5%
50,000 District of Columbia (Howard
University)1	6.250	10/01/2032	04/01/2021	A	54,260
50,000 District of Columbia (Howard
University)1	6.250	10/01/2032	04/01/2021	A	52,420
2,915,000 District of Columbia (United
Negro College Fund)1	6.875	07/01/2040	07/01/2020	A	3,075,500
5,000 District of Columbia Ballpark1	5.000	02/01/2031	07/28/2019	A	5,013
100,000 District of Columbia Tax Increment
(Mandarin Oriental Hotel)1	5.250	07/01/2022	07/28/2019	A	100,295
26,755,000 District of Columbia Tobacco
Settlement Financing Corp.1	6.500	05/15/2033	12/06/2021	B	29,962,122
24,435,000 District of Columbia Tobacco
Settlement Financing Corp.1	6.750	05/15/2040	07/28/2019	A	25,230,848
					58,480,458

4 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal		Effective
Amount	Coupon Maturity	Maturity*	Value
Florida—4.7%
$1,920,000 Amelia Concourse, FL Community
Devel. District1	5.250% 05/01/2029	05/01/2029	$1,988,467
45,000 Broward County, FL HFA (Golden
Villas)1	6.750 [4] 10/01/2045	07/28/2019A	45,110
15,000 Broward County, FL HFA (Heron
Pointe Apartments)1	5.650 11/01/2022	07/28/2019A	15,102
20,000 Broward County, FL HFA (Heron
Pointe Apartments)1	5.700 11/01/2029	07/28/2019A	20,063
25,000 Celebration, FL Community Devel.
District1	5.000 05/01/2020	07/28/2019A	25,022
30,000 Celebration, FL Community Devel.
District1	5.000 05/01/2022	07/28/2019A	30,023
45,000 Dade County, FL HFA (Golden
Lakes Apartments)1	5.900 11/01/2022	07/28/2019A	45,086
550,000 Dade County, FL HFA (Golden
Lakes Apartments)1	5.950 11/01/2027	07/28/2019A	550,963
380,000 Dade County, FL HFA (Golden
Lakes Apartments)1	6.000 11/01/2032	07/28/2019A	380,631
770,000 Dade County, FL HFA (Golden
Lakes Apartments)1	6.050 11/01/2039	07/28/2019A	771,348
100,000 Dade County, FL HFA (Siesta
Pointe Apartments)1	5.700 09/01/2022	07/28/2019A	100,392
230,000 Dade County, FL HFA (Siesta
Pointe Apartments)1	5.750 09/01/2029	07/28/2019A	231,028
70,000 East Homestead, FL Community
Devel. District1,6	7.250 05/01/2021	05/01/2021	73,012
600,000 Escambia County, FL Health
Facilities Authority1	5.950 07/01/2020	07/01/2020	627,306
500,000 FL Capital Trust Agency (Elim
Senior Hsg.)[1]	5.000 08/01/2027	04/08/2025B	515,355
1,000,000 FL Capital Trust Agency (Elim
Senior Hsg.)[1]	5.375 08/01/2032	08/01/2027A	1,040,130
660,000 FL Capital Trust Agency (Viera
Charter School)1	4.000 10/15/2029	10/03/2025A	676,837
3,000,000 FL Devel. Finance Corp. (Virgin
Trains USA Florida)	6.250 [4] 01/01/2049	01/01/2024C	2,943,780
3,000,000 FL Devel. Finance Corp. (Waste
Pro USA)[1]	5.000 05/01/2029	05/01/2022A	3,275,070
1,000,000 FL HEFFA (Nova Educational
Facilities)1	5.000 04/01/2022	04/01/2022	1,092,010
3,470,000 FL HFC (Homeowner Mtg.)1,6	3.650 07/01/2041	11/01/2020A	3,556,125
3,665,000 Jacksonville, FL EDC (Met
Packaging Solutions)1	5.500 10/01/2030	07/28/2019A	3,671,780
6,660,000 Jacksonville, FL EDC (Met
Packaging Solutions)1	5.750 10/01/2024	07/28/2019A	6,678,115
7,035,000 Jacksonville, FL EDC (Met
Packaging Solutions)1	5.875 06/01/2025	07/28/2019A	7,053,924
3,060,000 Jacksonville, FL EDC (Met
Packaging Solutions)1	5.875 06/01/2031	07/28/2019A	3,066,977

5 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
Florida (Continued)
$1,300,000 Lake Helen, FL Educational
Facilities (Ivy Hawn Charter
School)1	5.375%	07/15/2038	07/15/2028	A	$1,357,161
1,520,000 Orlando, FL Community Redevel.
Agency (Conroy Road District)1	5.000	04/01/2022	04/01/2022		1,645,324
1,095,000 Orlando, FL Community Redevel.
Agency (Conroy Road District)1	5.000	04/01/2023	04/01/2022	A	1,182,972
25,000 Palm Beach County, FL Health
Facilities Authority (Harbours
Edge)1	6.000	11/15/2024	07/28/2019	A	25,078
3,000,000 Palm Beach County, FL HFA
(ARLC/LVE/AT/ASCS/AMS
Obligated Group)1	5.000	11/15/2032	11/15/2026	A	3,497,580
1,185,000 Pembroke Harbor, FL Community
Devel. District Special Assessment1	7.000	05/01/2038	07/28/2019	A	1,190,202
25,000 Quincy, FL Utilities1	5.000	10/01/2029	07/28/2019	A	25,062
205,961 Santa Rosa Bay, FL Bridge
Authority	6.250	07/01/2028	07/28/2019	A	206,472
560,000 South Lake County, FL Hospital
District (South Lake Hospital)1	6.000	04/01/2029	07/28/2019	A	561,551
360,000 South-Dade, FL Venture
Community Devel. District1	4.250	05/01/2020	05/01/2020		366,660
761,421 Waterford Estates, FL Community
Devel. District Special
Assessment5,7	5.125	05/01/2013	05/01/2013		723,350
					49,255,068

Georgia—3.5%
810,000 Albany-Dougherty, GA Payroll
Devel. Authority (Proctor &
Gamble Company)1	5.300	05/15/2026	07/28/2019	A	811,944
3,000,000 Burke County, GA Devel. Authority
(Oglethorpe Power Corp.)1	3.250	[4] 11/01/2045	02/03/2025	C	3,108,000
5,300,000 DeKalb, GA Private Hospital
Authority (CHAF/EAS/EPG/CASvcs/
CSS/CHA/ECHEU/SRCMC
Obligated Group)1	5.250	11/15/2039	11/15/2019	A	5,369,642
1,900,000 Floyd County, GA Devel. Authority
(Lavender Mountain Senior
Living)1	5.500	12/01/2028	12/01/2024	A	1,957,190
5,245,000 GA Environmental Loan
Acquisition Corp. (Local Water
Authority)1	5.125	03/15/2031	08/23/2025	B	5,245,000
10,000 GA Municipal Assoc. (Atlanta
Detention Center)1	5.000	12/01/2023	07/28/2019	A	10,029
1,600,000 GA Private Colleges & University
Authority (Mercer University)1	5.250	10/01/2027	10/01/2022	A	1,759,152
1,280,000 Marietta, GA Devel. Authority (Life
University)1	5.000	11/01/2023	11/01/2023		1,403,904

6 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal		Effective
Amount	Coupon Maturity	Maturity*	Value
Georgia (Continued)
$10,000,000 Morgan County, GA Hospital
Authority (USDA Replacement
Hospital)1	2.750% 09/01/2019	09/01/2019	$10,009,800
1,125,000 Oconee County, GA IDA
(Westminster Presbyterian
Homes)1	5.500 12/01/2028	12/01/2021A	1,141,672
2,630,000 Oconee County, GA IDA
(Westminster Presbyterian
Homes)1	5.750 12/01/2028	07/31/2026B	2,731,965
1,245,000 Randolph County, GA GO1	5.000 04/01/2022	04/13/2021B	1,318,206
2,000,000 Valdosta & Lowndes County, GA
Hospital Authority (South Georgia
Medical Center)1	5.000 10/01/2033	07/28/2019A	2,000,540
			36,867,044

Idaho—0.1%
300,000 ID Health Facilities Authority
(Valley Vista Care Corp./Vista
Community Hsg. Corp. Obligated
Group)1	4.000 11/15/2027	05/12/2024B	309,210
185,000 ID Hsg. & Finance Assoc.
(Compass Public Charter School)1	4.625 07/01/2029	05/25/2026A	198,272
130,000 Power County, ID Industrial Devel.
Corp. (FMC Corp.)1	6.450 08/01/2032	07/28/2019A	130,530
			638,012

Illinois—11.0%
900,000 Aurora, IL Tax Increment (River
City)1	4.500 12/30/2023	01/27/2022B	913,275
1,680,000 Berwyn, IL Park District1	5.375 12/01/2028	07/19/2019A	1,683,175
425,000 Bradley, IL (Bradley Commons)1	5.000 01/01/2023	01/01/2023	450,266
455,000 Bradley, IL (Bradley Commons)1	5.000 01/01/2024	01/01/2024	486,099
485,000 Bradley, IL (Bradley Commons)1	5.000 01/01/2025	01/01/2025	520,342
505,000 Bradley, IL (Bradley Commons)1	5.000 01/01/2026	01/01/2026	545,026
530,000 Bradley, IL (Bradley Commons)1	5.000 01/01/2027	01/01/2027	575,114
1,700,000 Centerpoint, IL Intermodal Center
Program1	4.000 [4] 06/15/2023	06/15/2023	1,723,732
1,085,000 Chicago, IL Board of Education,
Series 1992A1	6.000 01/01/2020	01/01/2020	1,103,109
18,235,000 Chicago, IL GO1	5.000 01/01/2029	07/28/2019A	18,290,434
410,000 Chicago, IL GO1	5.000 01/01/2034	07/28/2019A	410,910
70,000 Chicago, IL Multifamily Hsg.
(Hearts United Apartments)1	5.600 01/01/2041	07/13/2019A	70,526
250,000 Chicago, IL O'Hare International
Airport1	5.250 01/01/2028	01/01/2027A	304,978
1,500,000 Chicago, IL O'Hare International
Airport1	5.250 01/01/2029	01/01/2027A	1,850,370
350,000 Chicago, IL O'Hare International
Airport1	5.250 01/01/2029	01/01/2027A	425,205

7 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
Illinois (Continued)
$3,000,000 Chicago, IL O'Hare International
Airport1	5.250%	01/01/2030	01/01/2027	A	$3,678,390
400,000 Chicago, IL O'Hare International
Airport1	5.250	01/01/2030	01/01/2027	A	483,024
350,000 Chicago, IL O'Hare International
Airport1	5.250	01/01/2031	01/01/2027	A	420,063
1,197,619 Chicago, IL Tax Increment COP
(Metramarket Chicago)	6.870	02/15/2024	07/17/2019	A	1,199,212
1,295,000 Cicero, IL GO1	5.000	12/01/2023	12/01/2022	A	1,428,048
1,005,000 Cicero, IL GO1	5.000	12/01/2024	12/01/2022	A	1,105,209
725,000 Cicero, IL GO1	5.000	12/01/2025	12/01/2022	A	795,637
5,000,000 Cook County, IL GO1	5.000	11/15/2021	11/15/2019	A	5,062,250
980,000 East Dundee, IL Tax Increment
(Route 25 South Redevel.)[1]	5.250	12/01/2022	04/06/2021	A	984,322
23,605,000 IL Devel. Finance Authority
Environmental Facilities (Citgo
Petroleum Corp.)1	8.000	06/01/2032	07/28/2019	A	23,726,094
1,000,000 IL Finance Authority (Benedictine
University)1	5.000	10/01/2030	10/01/2027	A	1,092,050
1,000,000 IL Finance Authority (Benedictine
University)1	5.000	10/01/2033	10/01/2027	A	1,079,940
2,000,000 IL Finance Authority (Benedictine
University)1	6.000	10/01/2028	07/28/2019	A	2,004,100
400,000 IL Finance Authority (Lake Forest
College)1	5.000	10/01/2022	04/26/2021	B	416,020
2,700,000 IL Finance Authority
(MercyH/MercyHS/RMH/RHP
Obligated Group)1	5.000	12/01/2026	06/01/2026	A	3,199,689
1,875,000 IL Finance Authority
(PHlth/Provena Senior Services
Obligated Group)1	6.000	05/01/2028	05/01/2020	A	1,946,888
45,000 IL Finance Authority (PHN/PCTC/
PC&SHN/PLC/PCHN/PSSC/PHCr/
PBH/PAS/PHFBT Obligated
Group)1	7.750	08/15/2034	08/15/2019	A	45,339
140,000 IL Finance Authority (Roosevelt
University)1	5.400	04/01/2027	07/28/2019	A	140,095
425,000 IL Finance Authority (Rosalind
Franklin University of Medicine &
Science)1	5.000	08/01/2027	08/01/2027		501,011
500,000 IL Finance Authority (Rosalind
Franklin University of Medicine &
Science)1	5.000	08/01/2028	08/01/2027	A	588,530
325,000 IL Finance Authority (Rosalind
Franklin University of Medicine &
Science)1	5.000	08/01/2029	08/01/2027	A	380,972
380,000 IL Finance Authority (Rosalind
Franklin University of Medicine &
Science)1	5.000	08/01/2030	08/01/2027	A	442,449

8 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal		Effective
Amount	Coupon Maturity	Maturity*	Value
Illinois (Continued)
$375,000 IL Finance Authority (Rosalind
Franklin University of Medicine &
Science)1	5.000% 08/01/2031	08/01/2027A	$433,395
470,000 IL Finance Authority (Rosalind
Franklin University of Medicine &
Science)1	5.000 08/01/2033	08/01/2027A	538,836
5,000,000 IL GO1	5.000 11/01/2022	11/01/2022	5,472,850
5,000,000 IL GO1	5.000 11/01/2023	11/01/2023	5,558,450
790,000 IL Hsg. Devel. Authority (Anchor
Senior Living/Greenwood Senior
Living Obligated Group)1	4.700 10/20/2026	07/28/2019A	791,627
50,000 IL Medical District COP1	5.125 06/01/2026	07/28/2019A	50,057
140,000 IL Medical District COP1	5.250 06/01/2032	07/28/2019A	140,161
5,000,000 IL Sales Tax Securitization Corp.1	5.000 01/01/2032	01/01/2028A	5,818,550
9,215,000 IL Sports Facilities Authority1	5.500 [3] 06/15/2030	07/23/2019A	9,322,170
295,000 Quad Cities, IL Regional EDA
(Augustana College)1	5.000 10/01/2023	10/01/2022A	324,108
275,000 Quad Cities, IL Regional EDA
(Augustana College)1	5.000 10/01/2024	10/01/2022A	303,391
445,000 Quad Cities, IL Regional EDA
(Augustana College)1	5.000 10/01/2025	10/01/2022A	490,977
400,000 Quad Cities, IL Regional EDA
(Augustana College)1	5.000 10/01/2026	10/01/2022A	440,200
450,000 Quad Cities, IL Regional EDA
(Augustana College)1	5.000 10/01/2027	10/01/2022A	494,523
270,000 Saint Clair County, IL School
District No. 189 East Saint Louis1	5.100 01/01/2020	07/28/2019A	270,356
545,000 Saint Clair County, IL School
District No. 189 East Saint Louis1	5.100 01/01/2020	01/01/2020	546,510
1,000,000 Saint Clair County, IL School
District No. 189 East Saint Louis1	5.250 01/01/2021	01/01/2021	1,009,690
1,000,000 Saint Clair County, IL School
District No. 189 East Saint Louis1	5.375 01/01/2022	01/01/2021A	1,011,210
1,540,000 Saint Clair County, IL School
District No. 189 East Saint Louis1	5.500 01/01/2023	01/01/2021A	1,558,896
1,480,000 Yorkville, IL United City Special
Services Area Special Tax1	4.600 03/01/2025	08/20/2022A	1,490,330
			116,138,180

Indiana—1.6%
400,000 Evansville, IN Multifamily Hsg.
(Silver Birch Evansville)1	4.800 01/01/2028	03/15/2025B	409,176
1,000,000 Hobart, IN Building Corp.1	4.650 07/15/2028	01/15/2020A	1,015,890
500,000 IN Finance Authority (Butler
University)1	5.000 02/01/2022	02/01/2022	539,210
7,220,000 IN Finance Authority (Deaconess
Health System)1	6.000 [4] 03/01/2029	03/01/2021C	7,747,710
210,000 Indiana, IA Finance Authority
(Irvington Community School)1	5.500 07/01/2028	09/19/2024A	220,817

9 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
Indiana (Continued)
$1,315,000 Indianapolis, IN Multifamily Hsg.
(Berkley Common)1,6	5.750%	07/01/2030	06/25/2020	D	$1,364,602
4,800,000 Lake County, IN Building Corp.1	5.000	02/01/2024	11/23/2021	A	4,993,776
615,000 Mishawaka, IN Multifamily Hsg.
(Silver Birch Mishawaka)1	5.100	01/01/2032	05/25/2026	A	638,696
					16,929,877

Iowa—0.5%
600,000 Ackley, IA Long Term Care
(Presbyterian Village-Grand
Jivant)1	4.500	08/01/2033	08/01/2023	A	622,614
660,000 Clear Lake, IA Senior Hsg.
(Timbercrest Apartments)1	4.300	10/01/2028	10/01/2026	A	684,941
1,905,000 Coralville, IA GO1	3.000	05/01/2020	05/01/2020		1,874,215
625,000 IA Finance Authority Senior Hsg.
(PHS Council Bluffs)1	4.450	08/01/2028	05/26/2025	A	651,338
500,000 IA Finance Authority Senior Hsg.
(PHS Council Bluffs)1	5.000	08/01/2033	08/01/2023	A	531,240
500,000 IA Tobacco Settlement Authority
(TASC)[1]	5.600 [3] 06/01/2034		07/28/2019	A	500,020
					4,864,368

Kansas—0.0%
420,000 Pittsburgh, KS Transportation
Devel. District (N. Broadway-
Pittsburgh Town Center)	4.800	04/01/2027	05/16/2024	B	364,963

Kentucky—0.6%
240,000 KY EDFA (Ashland Hospital)1	6.000	02/01/2031	07/28/2019	A	240,698
515,000 KY EDFA (Ashland Hospital)1	6.000	02/01/2033	07/28/2019	A	516,442
3,815,000 KY EDFA (Owensboro Health/
Owensboro Health Medical Group
Obligated Group)1	6.000	06/01/2030	06/01/2020	A	3,972,331
1,000,000 Owen County, KY Waterworks
System (AWCC/KAWC Obligated
Group)1	5.625	09/01/2039	09/01/2019	A	1,006,190
920,000 Owen County, KY Waterworks
System (AWCC/KAWC Obligated
Group)1	6.250	06/01/2039	07/28/2019	A	923,027
					6,658,688

Louisiana—2.1%
70,000 Calcasieu Parish, LA Industrial
Devel. Board (Citgo Petroleum
Corp.)1	6.000	07/01/2023	07/28/2019	A	70,235
1,260,000 LA HFA (La Chateau)1	6.000	09/01/2020	03/05/2020	B	1,258,614
360,000 LA HFA (La Chateau)1	7.250	09/01/2039	09/01/2019	A	360,065
2,080,000 LA Local Government EF&CD
Authority (Vermilion Parish)	4.625	11/01/2038	09/18/2027	A	2,119,374

10 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
Louisiana (Continued)
$5,650,000 LA Tobacco Settlement Financing
Corp. (TASC)1	5.500%	05/15/2029	07/17/2019	A	$5,659,210
6,490,000 LA Tobacco Settlement Financing
Corp. (TASC)1	5.500	05/15/2030	05/15/2020	A	6,753,883
1,000,000 New Orleans, LA Aviation Board
(Parking Facilities)1	5.000	10/01/2032	10/01/2028	A	1,209,420
715,000 New Orleans, LA Aviation Board
(Parking Facilities)1	5.000	10/01/2033	10/01/2028	A	861,203
540,000 New Orleans, LA Aviation Board
(Parking Facilities)1	5.000	10/01/2034	10/01/2028	A	647,374
515,000 New Orleans, LA Aviation Board
(Parking Facilities)1	5.000	10/01/2034	10/01/2028	A	617,403
1,115,000 New Orleans, LA Aviation Board
(Parking Facilities)1	5.000	10/01/2036	10/01/2028	A	1,325,579
755,000 New Orleans, LA Aviation Board
(Parking Facilities)1	5.000	10/01/2037	10/01/2028	A	894,494
475,000 New Orleans, LA Aviation Board
(Parking Facilities)1	5.000	10/01/2038	10/01/2028	A	562,105
					22,338,959

Maine—0.1%
500,000 ME Finance Authority
(Supplemental Education Loan)1	5.000	12/01/2022	12/01/2022		552,045
100,000 ME Finance Authority
(Supplemental Education Loan)1	5.000	12/01/2023	12/01/2023		112,980
					665,025

Maryland—0.0%
65,000 MD H&HEFA (Johns Hopkins
Hospital)1	5.500	07/01/2026	07/27/2019	A	65,140

Massachusetts—2.7%
200,000 Lynn, MA Hsg. Authority &
Neighborhood Devel.1	3.600	10/01/2023	07/02/2023	B	204,914
250,000 Lynn, MA Hsg. Authority &
Neighborhood Devel.1	3.750	10/01/2024	07/02/2024	B	258,800
200,000 Lynn, MA Hsg. Authority &
Neighborhood Devel.1	4.000	10/01/2025	07/03/2025	B	210,076
100,000 Lynn, MA Hsg. Authority &
Neighborhood Devel.1	4.000	10/01/2026	07/03/2026	B	105,439
150,000 Lynn, MA Hsg. Authority &
Neighborhood Devel.1	4.000	10/01/2027	07/03/2027	B	157,915
320,000 Lynn, MA Hsg. Authority &
Neighborhood Devel.1	4.250	10/01/2028	07/02/2028	B	341,616
385,000 Lynn, MA Hsg. Authority &
Neighborhood Devel.1	4.375	10/01/2029	07/02/2029	B	411,677
690,000 Lynn, MA Hsg. Authority &
Neighborhood Devel.1	4.500	10/01/2030	07/03/2030	B	742,481

11 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
Massachusetts (Continued)
$1,500,000 MA Devel. Finance Agency (Linden
Ponds)1	5.000%	11/15/2033	11/15/2025	A	$1,656,195
1,470,000 MA Devel. Finance Agency
(Plantation Apartments)1	5.000	12/15/2024	07/13/2019	A	1,485,935
2,495,000 MA H&EFA (Milford Regional
Medical Center)1,6	5.000	07/15/2022	07/25/2019	A	2,515,210
3,245,000 MA H&EFA (Milford Regional
Medical Center)1	5.000	07/15/2027	07/28/2019	A	3,274,659
955,000 MA H&EFA (Milford Regional
Medical Center)1	5.000	07/15/2032	07/28/2019	A	963,633
2,750,000 MA H&EFA (Milford Regional
Medical Center)1	5.000	07/15/2037	07/28/2019	A	2,774,778
10,000,000 MA Water Resources Authority2	5.250	08/01/2030	08/01/2030		13,416,900
					28,520,228

Michigan—1.3%
2,565,000 Ecorse City, MI GO1	5.800	11/01/2026	07/11/2021	A	2,780,922
4,225,000 MI Finance Authority (Lawrence
Technological University)1	5.250	02/01/2027	03/10/2025	B	4,648,852
300,000 MI Finance Authority (Universal
Learning Academy)1	5.000	11/01/2023	12/07/2021	B	309,516
500,000 MI Finance Authority (Universal
Learning Academy)1	5.500	11/01/2028	12/11/2026	B	529,510
500,000 MI Finance Authority (Universal
Learning Academy)1	6.000	11/01/2032	11/01/2028	A	536,495
20,000 MI Hospital Finance Authority
(McLaren Health Care Corp.)1	5.000	06/01/2025	06/01/2022	A	21,966
50,000 MI Municipal Bond Authority1	6.000	11/01/2023	07/28/2019	A	50,180
1,730,000 MI Strategic Fund Limited
Obligation (Oakland Corridor
Partners)1	5.000	12/31/2032	12/31/2028	A	2,083,162
2,000,000 MI Strategic Fund Limited
Obligation (Oakland Corridor
Partners)1	5.000	12/31/2033	12/31/2028	A	2,399,500
50,000 Negaunee, MI Sanitary Sewage
Disposal System1	4.800	01/01/2027	01/01/2020	A	50,835
					13,410,938

Minnesota—1.8%
1,250,000 Bethel, MN Senior Hsg. &
Healthcare (Benedictine
Living Communities - St. Peter
Communities)1	5.000	12/01/2033	12/01/2027	A	1,298,650
1,155,000 Dakota County, MN Community
Devel. Agency (Sanctuary at West
St. Paul)1,6	5.750	08/01/2030	08/11/2023	A	1,180,918
1,680,000 Duluth, MN Hsg. & Redevel.
Authority (Public Schools
Academy)1	4.250	11/01/2028	09/15/2026	A	1,810,015

12 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
Minnesota (Continued)
$1,070,000 Duluth, MN Hsg. & Redevel.
Authority (Public Schools
Academy)1	5.000% 11/01/2033		11/01/2026	A	$1,182,917
590,000 Minneapolis, MN Charter School
(Spero Academy)1	5.500	07/01/2027	04/10/2026	B	602,231
1,080,000 Minneapolis, MN Charter School
(Spero Academy)1	6.000	07/01/2032	07/01/2027	A	1,109,646
4,525,000 Minneapolis, MN Multifamily Hsg.
(1500 Nicollet Apartments)1	3.000 [4] 05/01/2021		05/01/2020	C	4,521,380
1,685,000 Minneapolis, MN Multifamily Hsg.
(Riverside Homes)1	3.750 [4] 11/01/2021		11/01/2019	A	1,687,814
250,000 Minnetonka, MN Tax Increment
(Preserve at Shady Oak)1	4.500	03/01/2033	03/01/2025	A	256,140
140,000 St. Paul, MN Hsg. & Redevel.
Authority (Great River School)1	5.250	07/01/2033	07/01/2027	A	150,194
3,320,000 St. Paul, MN Hsg. & Redevel.
Authority (Legends Berry Senior
Apartments)1	3.750 [4] 09/01/2021		03/01/2020	A	3,332,483
1,480,000 St. Paul, MN Hsg. & Redevel.
Authority (Millberry Apartments)1	3.750 [4] 03/01/2021		08/01/2019	A	1,480,592
					18,612,980

Mississippi—0.1%
720,000 MS Devel. Bank (George County
Hospital Construction)1	5.000	09/01/2030	09/01/2024	A	801,036

Missouri—1.1%
1,440,000 Branson, MO IDA (Branson
Shoppes Redevel.)[1]	4.000	11/01/2025	11/01/2025		1,493,770
750,000 Branson, MO IDA (Branson
Shoppes Redevel.)[1]	4.000	11/01/2026	11/01/2025	A	774,112
30,000 Cape Girardeau County, MO IDA
(Procter & Gamble Company)1	5.300	05/15/2028	07/28/2019	A	30,068
155,000 Maplewood, MO Tax (Maplewood
South Redevel.)[1]	5.200	11/01/2022	11/01/2019	A	154,986
50,000 MO Devel. Finance Board
(Crackerneck Creek)1	4.125	03/01/2029	07/28/2019	A	50,062
205,000 MO Environmental Improvement
& Energy Resources Authority1	5.500	07/01/2019	07/01/2019		205,000
1,620,000 Northpark Lane, MO Community
Improvement District1	4.500	11/01/2036	11/01/2025	A	1,702,960
3,835,000 Raytown, MO Annual
Appropriation-Supported Tax
(Raytown Live Redevel. Plan)1	5.125	12/01/2031	07/28/2019	A	3,839,257
1,325,000 Saint Charles County, MO IDA
(Suemandy/Mid-Rivers Community
Improvement District)1	4.250	10/01/2034	10/01/2025	A	1,328,538
1,165,000 St. Louis, MO Airport (Lambert-St.
Louis International Airport)1	5.000	07/01/2021	07/01/2021		1,245,175

13 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal			Effective
	Amount	Coupon	Maturity	Maturity*		Value
	Missouri (Continued)
	$1,000,000 Western Gateway, MO
	Transportation Devel. District
(I	-470)1	4.500%	12/01/2029	05/10/2025	A	$1,027,800
						11,851,728

	Montana—0.0%
	275,000 Crow, MT Finance Authority
	(Tribal)1	5.700	10/01/2027	07/28/2019	A	275,245

	Nebraska—1.1%
	10,000,000 NE Central Plains Gas Energy1	5.000 [4] 03/01/2050		10/01/2023	A	11,235,400

	Nevada—0.2%
	290,000 Clark County, NV Improvement
	District (Summerlin South Area)1	5.000	02/01/2020	02/01/2020		292,653
	490,000 Clark County, NV Improvement
	District (Summerlin South Area)1	5.000	02/01/2021	02/01/2021		500,584
	360,000 Las Vegas, NV Special
	Improvement District No. 6071	5.000	06/01/2022	06/01/2022		383,051
	335,000 Las Vegas, NV Special
	Improvement District No. 6071	5.000	06/01/2023	06/01/2023		361,787
	140,000 Las Vegas, NV Special
	Improvement District No. 6071	5.000	06/01/2024	06/01/2024		152,761
						1,690,836

	New Hampshire—0.9%
	8,010,000 NH H&EFA (Hillside Village)1	4.125	07/01/2024	07/28/2019	A	8,020,653
	1,585,000 NH H&EFA (Hillside Village)1	5.250	07/01/2027	09/12/2024	B	1,631,314
						9,651,967

	New Jersey—3.4%
	180,000 Garden State Preservation Trust,
	NJ Open Space & Farmland
	Preservation1	5.750	11/01/2028	12/13/2026	B	226,485
	210,000 NJ EDA (Friends of Teaneck
	Community Charter School)1	4.250	09/01/2027	10/02/2025	B	223,377
	215,000 NJ EDA (Golden Door Charter
	School)1	5.125	11/01/2029	11/18/2026	A	227,655
	395,000 NJ EDA (Hatikvah International
	Academy Charter School)1	5.000	07/01/2027	08/21/2025	B	420,695
	1,820,000 NJ EDA (Marion P Thomas Charter
	School)	4.750	10/01/2028	02/23/2025	B	1,888,869
	580,000 NJ EDA (Newark Downtown
	District Management Corp.)1	5.125	06/15/2037	04/23/2030	B	681,048
	325,000 NJ EDA (University Heights
	Charter School)1	4.700	09/01/2028	02/23/2026	B	340,008
	12,670,000 NJ Tobacco Settlement Financing
	Corp.1	3.200	06/01/2027	07/11/2021	B	13,456,427

14 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
New Jersey (Continued)
$4,850,000 NJ Transportation Trust Fund
Authority	3.726%[8]	12/15/2028	12/15/2028		$3,756,907
845,000 NJ Transportation Trust Fund
Authority1	5.000	06/15/2030	06/15/2026	A	981,983
2,680,000 NJ Transportation Trust Fund
Authority1	5.000	06/15/2031	06/15/2026	A	3,093,497
10,000,000 NJ Turnpike Authority2	4.000	01/01/2035	01/01/2035		10,751,909
					36,048,860

New Mexico—0.2%
2,000,000 Farmington, NM Pollution Control
(Public Service Company of New
Mexico)1	5.900	06/01/2040	06/01/2020	A	2,070,980

New York—7.2%
530,000 Buffalo & Erie County, NY
Industrial Land Devel. (Medaille
College)1	5.000	10/01/2028	01/16/2025	B	574,446
2,445,000 Buffalo & Erie County, NY
Industrial Land Devel. (Medaille
College)1	5.000	10/01/2038	10/01/2028	A	2,648,033
890,925 Johnson City, NY GO	4.000	10/03/2019	10/03/2019		893,304
285,000 NY Counties Tobacco Trust II
(TASC)[1]	5.625	06/01/2035	07/28/2019	A	286,000
425,000 NY Counties Tobacco Trust III
(TASC)[1]	6.000	06/01/2043	07/13/2019	A	425,642
1,850,000 NY Counties Tobacco Trust VI1	5.625	06/01/2035	02/27/2024	B	1,994,355
4,145,000 NY Counties Tobacco Trust VI1	6.000	06/01/2043	06/25/2027	B	4,552,951
11,000,000 NYC Transitional Finance Authority
(Building Aid)2	5.000	07/15/2036	07/15/2036		13,228,435
3,985,003 Port Authority NY/NJ (JFK
International Air Terminal)1	5.750	12/01/2022	03/04/2020	A	4,130,376
5,055,000 Port Authority NY/NJ (JFK
International Air Terminal)1	5.750	12/01/2025	07/28/2019	A	5,247,140
40,000,000 Port Authority NY/NJ (JFK
International Air Terminal)1	6.500	12/01/2028	07/28/2019	A	41,755,600
					75,736,282

North Carolina—0.5%
85,000 NC Medical Care Commission
(Scotland Memorial Hospital)1	5.500	10/01/2019	07/28/2019	A	85,253
4,775,000 NC Medical Care Commission
Retirement Facilities
(Salemtowne)[1]	4.000	10/01/2025	10/01/2020	A	4,816,495
					4,901,748

Ohio—4.8%
2,755,000 Buckeye, OH Tobacco Settlement
Financing Authority (TASC)	5.125	06/01/2024	06/01/2024		2,669,127

15 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
Ohio (Continued)
$2,500,000 Buckeye, OH Tobacco Settlement
Financing Authority (TASC)	5.875%	06/01/2030	06/01/2030		$2,455,875
250,000 Cleveland, OH Airport
(Continental Airlines)1	5.375	09/15/2027	07/28/2019	A	250,642
1,000,000 Cleveland-Cuyahoga County, OH
Port Authority1	6.000	11/15/2035	11/15/2020	A	1,059,730
600,000 Cleveland-Cuyahoga County, OH
Port Authority (Euclid Avenue
Devel. Corp.)1	5.000	08/01/2029	08/01/2024	A	682,776
210,000 Dayton-Montgomery County, OH
Port Authority (Dayton Regional
Bond Fund-Maverick)1	5.125	05/15/2022	07/28/2019	A	210,750
1,000,000 Gallia County, OH Hospital
Facilities (Holzer/HHlthS/HMCG/
HMCJ Obligated Group)1	8.000	07/01/2042	06/13/2022	A	1,132,150
1,500,000 Lorain County, OH Port Authority
(Kendal at Oberlin)1	5.000	11/15/2030	11/15/2023	A	1,665,780
205,000 Lucas, OH Metropolitan Hsg.
Authority1	5.250	09/01/2022	09/01/2021	A	226,800
260,000 Lucas, OH Metropolitan Hsg.
Authority1	5.250	09/01/2023	09/01/2021	A	287,056
275,000 Lucas, OH Metropolitan Hsg.
Authority1	5.250	09/01/2024	09/01/2021	A	302,992
290,000 Lucas, OH Metropolitan Hsg.
Authority1	5.250	09/01/2025	09/01/2021	A	318,533
305,000 Lucas, OH Metropolitan Hsg.
Authority1	5.250	09/01/2026	09/01/2021	A	333,975
320,000 Lucas, OH Metropolitan Hsg.
Authority1	5.250	09/01/2027	09/01/2021	A	349,606
875,000 Montgomery County, OH (Catholic
Health Initiatives)1	6.125	10/01/2028	07/28/2019	A	881,247
17,400,000 OH Air Quality Devel. Authority
(First Energy Generation)5	5.625	06/01/2018	06/01/2018		17,661,000
15,000 OH HFA[1]	5.250	09/01/2030	07/28/2019	A	15,024
8,675,000 OH Higher Educational Facility
Commission (Cleveland Clinic
Health System)2	4.000	01/01/2036	01/01/2036		9,654,927
4,185,000 OH Hospital (Aultman Health
Foundation)1	5.000	12/01/2023	12/01/2023		4,507,245
870,000 OH River South Authority (Lazarus
Building Redevel.)[1]	5.750	12/01/2027	07/28/2019	A	872,045
835,000 Port of Greater Cincinnati, OH
Devel. Authority (Public Parking
Infrastructure)	6.300	02/15/2024	04/03/2022	B	826,391
1,950,000 Port of Greater Cincinnati, OH
Devel. Authority (Public Parking
Infrastructure)	6.400	02/15/2034	02/27/2030	B	1,902,908

16 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
Ohio (Continued)
$935,000 Summit County, OH Port Authority
(University of Akron Student
Hsg.)[1]	5.250%	01/01/2024	01/01/2021	A	$988,865
435,000 Summit County, OH Port Authority
(University of Akron Student
Hsg.)[1]	5.250	01/01/2024	01/01/2021	A	457,385
380,000 Youngstown, OH Metropolitan
Hsg. Authority1	3.000	12/15/2020	12/15/2019	A	380,589
100,000 Youngstown, OH Metropolitan
Hsg. Authority1	3.200	06/15/2023	12/15/2019	A	100,233
210,000 Youngstown, OH Metropolitan
Hsg. Authority1	4.000	12/15/2024	12/15/2019	A	211,191
					50,404,842

Oklahoma—0.0%
490,000 Oklahoma County, OK HFA (Single
Family Mtg.)1	6.600	10/01/2035	07/28/2019	A	491,455

Oregon—0.0%
125,000 Local OR Capital Assets1	4.600	06/01/2031	07/13/2019	A	125,134
5,000 OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	08/01/2019		5,016
20,000 OR GO (Elderly & Disabled Hsg.)[1]	5.650	08/01/2026	07/28/2019	A	20,051
15,000 Umatilla County, OR Hospital
Facility Authority (Catholic Health
Initiatives)1	4.750	05/01/2029	07/28/2019	A	15,017
					165,218

Other Territory—0.4%
1,339,690 Public Hsg. Capital Fund Multi-
State Revenue Trust I1	4.500	07/01/2022	01/28/2021	B	1,353,113
583,927 Public Hsg. Capital Fund Multi-
State Revenue Trust II1	4.500	07/01/2022	01/28/2021	B	588,195
2,594,530 Public Hsg. Capital Fund Multi-
State Revenue Trust III1	5.000	07/01/2022	05/09/2020	A	2,608,489
					4,549,797

Pennsylvania—3.5%
725,000 Allegheny County, PA Redevel.
Authority (Pittsburgh Mills)1,6	5.600	07/01/2023	02/04/2022	B	715,328
1,345,000 Allentown, PA Neighborhood
Improvement Zone1	5.000	05/01/2022	05/13/2021	B	1,430,219
2,750,000 Allentown, PA Neighborhood
Improvement Zone1	5.000	05/01/2027	06/06/2025	B	3,153,920
275,000 Chester County, PA IDA
(Woodlands at Graystone)1	4.375	03/01/2028	10/17/2025	B	284,388
1,000,000 Delaware Valley, PA Regional
Financial Authority1	5.700	07/01/2027	07/01/2027		1,267,660
630,000 Franklin County, PA IDA
(Menno-Haven)1	5.000	12/01/2028	12/01/2025	A	717,419

17 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
Pennsylvania (Continued)
$910,000 Franklin County, PA IDA
(Menno-Haven)1	5.000%	12/01/2030	12/01/2025	A	$1,028,254
1,950,000 Lancaster County, PA Hospital
Authority (Maravian Manors)1	2.875	12/15/2023	12/15/2019	A	1,950,975
5,000,000 Luzerne County, PA GO1	5.000	11/15/2029	11/15/2025	A	5,851,300
2,840,000 Luzerne County, PA GO1	6.750	11/01/2023	11/01/2019	A	2,887,258
5,000,000 Luzerne County, PA IDA
(Pennsylvania-American Water
Company)1	5.500	12/01/2039	12/01/2019	A	5,082,100
350,140 Northampton County, PA IDA
(Northampton Generating)7,9,10	5.000	12/31/2023	12/31/2023		105,042
74,053 Northampton County, PA IDA
(Northampton Generating)7,9,10	5.000	12/31/2023	12/31/2023		22,216
2,000,000 PA EDFA (Carbonlite)[6]	5.250	06/01/2026	04/09/2024	B	2,053,370
5,535,000 PA HEFA (Pennsylvania State
System of Higher Education)1	5.000	06/15/2034	07/28/2019	A	5,548,727
785,000 PA HEFA (Ursinus College)1	5.000	01/01/2025	01/01/2022	A	834,785
1,735,000 Philadelphia, PA Authority
for Industrial Devel. (La Salle
University)1	5.000	05/01/2027	05/01/2027		2,019,731
1,810,000 Philadelphia, PA Authority
for Industrial Devel. (La Salle
University)1	5.000	05/01/2028	11/01/2027	A	2,114,985
					37,067,677

Rhode Island—0.0%
195,000 Pawtucket, RI Hsg. Authority1	5.500	09/01/2028	09/01/2020	A	208,554
75,000 Providence, RI Public Building
Authority, Series A1	5.375	12/15/2021	07/28/2019	A	75,226
80,000 RI Hsg. & Mtg. Finance Corp.
(Homeownership Opportunity)1	6.500	04/01/2027	07/28/2019	A	80,604
					364,384

South Carolina—0.4%
1,583,387 SC Connector 2000 Assoc. Toll
Road, Series B	2.624	[8] 01/01/2021	01/01/2021		1,430,621
673,035 SC Connector 2000 Assoc. Toll
Road, Series B	3.418	[8] 01/01/2026	01/01/2026		432,445
2,000,000 SC Jobs-EDA (Green Bond-AAC
East)	7.000	05/01/2026	01/10/2024	B	2,008,530
					3,871,596

Tennessee—0.6%
545,000 Nashville, TN Metropolitan
Development & Hsg. Agency (Fifth
& Broadway Devel. District)1	4.500	06/01/2028	12/12/2025	B	585,973
5,000,000 TN Energy Acquisition Gas Corp.1	4.000	[4] 11/01/2049	08/01/2025	A	5,512,600
					6,098,573

18 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
Texas—4.6%
$520,000 Argyle, TX Special Assessment
(Highlands Argyle Public
Improvement District No. 1)1	4.250%	09/01/2027	12/09/2023B	$524,170
605,000 Arlington, TX Higher Education
Finance Corp. (UMEP)1	4.550	08/15/2028	12/08/2025A	619,835
1,000,000 Arlington, TX Higher Education
Finance Corp. (Winfree Academy
Charter School)1	5.150	08/15/2029	07/12/2026B	1,047,350
400,000 Arlington, TX Higher Education
Finance Corp. (Winfree Academy
Charter School)1	5.500	08/15/2023	03/06/2022B	405,520
1,075,000 Dallas, TX GO1	5.000	02/15/2030	02/15/2025A	1,256,793
6,955,000 Dallas-Fort Worth, TX International
Airport1	5.000	11/01/2029	07/28/2019A	7,044,859
35,000 Del Rio, TX Airport1	5.400	07/01/2019	07/01/2019	35,000
585,000 Edinburg, TX Economic Devel.
Corp.1	4.000	08/15/2029	06/25/2027A	593,149
500,000 Fort Worth, TX Independent
School District1	5.000	02/15/2030	02/15/2020A	511,180
440,000 Gonzales, TX Healthcare System1	5.500	08/15/2019	07/28/2019A	441,219
340,000 Gulf Coast, TX IDA Solid Waste
(Citgo Petroleum Corp.)1	8.000	04/01/2028	07/28/2019A	341,737
5,380,000 Harris County, TX HFDC (St. Luke's
Episcopal Hospital)1	6.750	02/15/2021	07/28/2019A	5,442,677
50,000 Houston, TX Airport System1	5.000	07/01/2032	07/28/2019A	50,165
5,000 Houston, TX Airport System1	5.125	07/01/2032	07/28/2019A	5,016
1,750,000 Houston, TX Airport System
(United Airlines)1	5.000	07/15/2028	07/15/2028	2,079,035
265,000 Houston, TX Higher Education
Finance Corp. (Cosmos
Foundation)1	5.875	05/15/2021	11/18/2020B	279,684
100,000 McKinney, TX Waterworks &
Sewer1	4.750	08/15/2029	07/28/2019A	100,238
5,000,000 Mission, TX EDC (Natgasoline)1	4.625	10/01/2031	10/01/2022A	5,352,700
200,000 Newark, TX Higher Education
Finance Corp. (Austin Achieve
Public Schools)1	4.250	06/15/2028	04/22/2022A	204,734
150,000 Newark, TX Higher Education
Finance Corp. (Austin Achieve
Public Schools)1	5.000	06/15/2033	06/15/2022A	155,191
110,000 San Antonio, TX Airport System
(Passenger Facility)1	4.625	07/01/2030	07/28/2019A	110,140
3,935,000 Temple, TX Tax Increment1	5.000	08/01/2028	07/27/2024A	4,395,474
4,030,000 Texas City, TX Industrial Devel.
Corp. (ARCO Pipe Line Co.)1	7.375	10/01/2020	10/01/2020	4,317,661
690,000 TX Dept. of Hsg. & Community
Affairs (Skyway Villas)1	5.450	12/01/2022	07/28/2019A	690,973
10,235,000 TX Municipal Gas Acquisition &
Supply Corp.1	6.250	12/15/2026	12/10/2023B	11,963,896

19 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
Texas (Continued)
$375,000 TX Private Activity (NTE Mobility
Partners)1	7.500%	12/31/2031	12/31/2019	A	$386,295
50,000 Ysleta, TX Independent School
District1	5.375	11/15/2024	11/15/2019	A	50,733
					48,405,424

Utah—0.2%
200,000 UT Charter School Finance
Authority (Freedom Academy
Foundation)1	4.500	06/15/2027	01/30/2025	B	206,888
500,000 UT Charter School Finance
Authority (Merit Preparatory
Academy)1	4.500	06/15/2029	06/15/2024	A	505,185
1,270,000 UT Charter School Finance
Authority (Merit Preparatory
Academy)1	5.000	06/15/2034	06/15/2024	A	1,289,990
					2,002,063

Vermont—0.6%
1,820,000 VT Educational & Health Buildings
Financing Agency (St. Michaels
College)1	5.000	10/01/2020	10/01/2020		1,890,052
2,020,000 VT Educational & Health Buildings
Financing Agency (St. Michaels
College)1	5.000	10/01/2021	10/01/2021		2,156,209
1,025,000 VT Educational & Health Buildings
Financing Agency (St. Michaels
College)1	5.000	10/01/2022	10/01/2022		1,121,360
1,000,000 VT Educational & Health Buildings
Financing Agency (St. Michaels
College)1	5.000	10/01/2023	10/01/2022	A	1,091,390
					6,259,011

Virginia—0.9%
3,200,000 Norfolk, VA Redevel. & Hsg.
Authority (Fort Norfolk Retirement
Community-Harbors Edge)1	4.000	01/01/2025	07/08/2019	A	3,200,608
5,865,000 Suffolk, VA Redevel. & Hsg.
Authority (Henrico-Richmond)1	5.000	08/01/2036	08/01/2019	A	5,879,780
310,000 VA Small Business Financing
Authority (Covanta Holding
Corp.)1	5.000[4]	01/01/2048	07/01/2023	A	323,674
170,000 Watkins Centre, VA Community
Devel. Authority1	5.400	03/01/2020	07/28/2019	A	170,234
					9,574,296

20 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
Washington—0.4%
$160,000 Kelso County, WA Hsg.
Authority (Chinook & Columbia
Apartments)1	5.600%	03/01/2028	07/28/2019	A	$160,059
10,000 King County, WA Hsg. Authority
(Rural Preservation)1	5.750	01/01/2028	01/01/2020	A	10,070
1,500,000 WA Health Care Facilities
Authority (Catholic Health
Initiatives)1	6.250	10/01/2028	07/28/2019	A	1,510,710
2,265,000 WA Hsg. Finance Commission
(Lutheran Retirement Home of
Greater Seattle)1	3.125	07/01/2023	07/28/2019	A	2,265,567
400,000 WA Kalispel Tribe Indians Priority
District1	5.000	01/01/2032	09/09/2027	A	444,392
100,000 WA Kalispel Tribe Indians Priority
District1	5.000	01/01/2032	09/16/2027	A	111,098
					4,501,896

West Virginia—0.5%
190,000 Monongalia County, WV Building
Commission (Monongalia Health
System)1	4.000	07/01/2035	07/01/2025	A	195,459
360,000 Monongalia County, WV Building
Commission (Monongalia Health
System)1	5.000	07/01/2025	07/01/2025		409,521
460,000 Monongalia County, WV Building
Commission (Monongalia Health
System)1	5.000	07/01/2026	07/01/2025	A	519,736
560,000 Monongalia County, WV Building
Commission (Monongalia Health
System)1	5.000	07/01/2027	07/01/2025	A	628,449
700,000 Monongalia County, WV Special
District Excise Tax (University Town
Center)1	4.500	06/01/2027	07/28/2024	B	730,639
2,575,000 WV EDA (Morgantown
Associates)1	2.875	12/15/2026	07/11/2023	B	2,569,618
					5,053,422

Wisconsin—2.1%
705,000 Lomira Village, WI Community
Devel. Authority1	3.650	10/01/2028	10/01/2023	A	732,164
175,000 Lomira Village, WI Community
Devel. Authority1	3.750	10/01/2029	10/01/2023	A	181,566
150,000 WI H&EFA (Beloit College)1	5.250	06/01/2025	06/01/2020	A	155,307
12,000,000 WI Public Finance Authority
(American Dream at
Meadowlands Project)1	6.250	08/01/2027	08/01/2027		13,661,640
390,000 WI Public Finance Authority
(Community School of Davidson)1	5.000	10/01/2033	12/02/2027	A	418,938

21 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
Wisconsin (Continued)
$325,000 WI Public Finance Authority (North
Carolina Leadership Academy)1	4.000%	06/15/2029	12/30/2024A	$335,351
65,000 WI Public Finance Authority (North
Carolina Leadership Academy)1	5.750	06/15/2021	09/13/2020B	65,284
1,825,000 WI Public Finance Authority
Educational Facility (Wingate
University)1	5.250	10/01/2029	10/01/2028A	2,190,931
1,925,000 WI Public Finance Authority
Educational Facility (Wingate
University)1	5.250	10/01/2030	10/01/2028A	2,292,251
1,030,000 WI Public Finance Authority
Educational Facility (Wingate
University)1	5.250	10/01/2031	10/01/2028A	1,217,872
720,000 WI Public Finance Authority
Educational Facility (Wingate
University)1	5.250	10/01/2032	10/01/2028A	847,116
				22,098,420

U.S. Possessions—14.9%
1,000,000 Puerto Rico Aqueduct & Sewer
Authority, AGC	5.000	07/01/2025	07/28/2019A	1,018,430
6,680,000 Puerto Rico Children's Trust Fund
(TASC)[1]	5.375	05/15/2033	07/28/2019A	6,780,267
6,095,000 Puerto Rico Children's Trust Fund
(TASC)[1]	5.500	05/15/2039	07/28/2019A	6,201,784
145,000 Puerto Rico Children's Trust Fund
(TASC)[1]	5.625	05/15/2043	07/28/2019A	147,540
4,245,000 Puerto Rico Commonwealth GO,
AGC[11]	3.522	07/01/2019	07/01/2019	4,245,000
100,000 Puerto Rico Commonwealth GO,
AGC[1]	5.000	07/01/2023	07/28/2019A	101,669
15,580,000 Puerto Rico Commonwealth GO5	5.125	07/01/2024	07/01/2024	11,607,100
105,000 Puerto Rico Commonwealth GO5	5.250	07/01/2017	07/01/2017	77,962
655,000 Puerto Rico Commonwealth GO,
NPFGC[1]	5.250	07/01/2021	07/28/2019A	661,124
515,000 Puerto Rico Commonwealth GO,
AGC	5.250	07/01/2024	07/01/2021A	548,552
5,250,000 Puerto Rico Commonwealth GO5	5.500	07/01/2026	07/01/2026	3,084,375
140,000 Puerto Rico Commonwealth GO5	5.500	07/01/2026	07/01/2026	82,250
2,160,000 Puerto Rico Commonwealth GO5	5.500	07/01/2027	07/01/2027	1,269,000
12,765,000 Puerto Rico Commonwealth GO5	6.000	07/01/2029	07/01/2029	9,158,887
300,000 Puerto Rico Commonwealth GO,
AGC	6.000	07/01/2033	07/28/2019A	309,747
90,000 Puerto Rico Commonwealth GO,
NPFGC	7.480[8]	07/01/2019	07/01/2019	90,000
80,000 Puerto Rico Convention Center
Authority, AGC1	5.000	07/01/2027	07/28/2019A	81,395
1,199,460 Puerto Rico Electric Power
Authority, Series A-4	10.000	07/01/2019	07/01/2019	1,061,522

22 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
U.S. Possessions (Continued)
$5,685,000	Puerto Rico Electric Power
	Authority, Series AAA	5.250%	07/01/2028	07/01/2028	$4,476,938
1,199,459	Puerto Rico Electric Power
	Authority, Series B-4	10.000	07/01/2019	07/01/2019	1,061,521
6,565,000	Puerto Rico Electric Power
	Authority, Series CCC5	5.250	07/01/2026	07/01/2026	5,169,938
40,000	Puerto Rico Electric Power
	Authority, Series DDD, AGC	5.000	07/01/2023	07/01/2020A	41,119
899,595	Puerto Rico Electric Power
	Authority, Series E-1	10.000	01/01/2021	01/01/2021	796,142
899,595	Puerto Rico Electric Power
	Authority, Series E-2	10.000	07/01/2021	07/01/2021	796,142
299,864	Puerto Rico Electric Power
	Authority, Series E-2	10.000	01/01/2022	01/01/2022	265,380
299,865	Puerto Rico Electric Power
	Authority, Series E-4	10.000	07/01/2022	07/01/2022	265,381
1,000,000	Puerto Rico Electric Power
	Authority, Series PP, NPFGC	5.000	07/01/2023	07/28/2019A	1,011,110
550,000	Puerto Rico Electric Power
	Authority, Series RR, NPFGC	5.000	07/01/2022	07/28/2019A	556,325
100,000	Puerto Rico Electric Power
	Authority, Series RR, SGI	5.000	07/01/2025	07/01/2025	99,521
155,000	Puerto Rico Electric Power
	Authority, Series RR, AGC1	5.000	07/01/2026	07/28/2019A	157,733
790,000	Puerto Rico Electric Power
	Authority, Series SS, NPFGC	5.000	07/01/2020	07/28/2019A	795,396
2,000,000	Puerto Rico Electric Power
	Authority, Series SS, NPFGC	5.000	07/01/2021	07/28/2019A	2,023,780
1,000,000	Puerto Rico Electric Power
	Authority, Series SS, NPFGC	5.000	07/01/2023	07/28/2019A	1,011,110
1,380,000	Puerto Rico Electric Power
	Authority, Series TT5	5.000	07/01/2017	07/01/2017	1,071,225
165,000	Puerto Rico Electric Power
	Authority, Series TT, NPFGC	5.000	07/01/2026	07/28/2019A	166,640
10,000	Puerto Rico Electric Power
	Authority, Series UU, AGC	5.000	07/01/2023	07/28/2019A	10,167
1,435,000	Puerto Rico Electric Power
	Authority, Series UU, AGC	5.000	07/01/2026	07/28/2019A	1,460,299
1,705,000	Puerto Rico Electric Power
	Authority, Series VV, NPFGC	5.250	07/01/2025	07/01/2025	1,831,204
250,000	Puerto Rico Electric Power
	Authority, Series XX	5.250	07/01/2027	07/01/2027	196,875
6,280,000	Puerto Rico Electric Power
	Authority, Series ZZ5	5.000	07/01/2017	07/01/2017	4,874,850
1,180,000	Puerto Rico Electric Power
	Authority, Series ZZ	5.250	07/01/2025	07/01/2025	929,250
475,000	Puerto Rico Highway &
	Transportation Authority, NPFGC1	5.000	07/01/2029	07/28/2019A	478,980

23 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
U.S. Possessions (Continued)
$230,000 Puerto Rico Highway &
Transportation Authority, AGC1	5.250%	07/01/2022	07/01/2022		$249,890
790,000 Puerto Rico Highway &
Transportation Authority, NPFGC1	5.500	07/01/2019	07/01/2019		790,000
105,000 Puerto Rico Highway &
Transportation Authority, AGC1	5.500	07/01/2020	07/01/2020		108,557
530,000 Puerto Rico Highway &
Transportation Authority, AGC1	5.500	07/01/2023	07/01/2023		593,340
530,000 Puerto Rico Highway &
Transportation Authority, FGIC12	5.750	07/01/2021	07/01/2021		446,525
1,045,000 Puerto Rico Highway &
Transportation Authority, Series N5	5.500	07/01/2021	07/01/2021		360,525
2,465,000 Puerto Rico Infrastructure (Mepsi
Campus)5	6.250	10/01/2024	06/12/2022	B	499,162
3,310,000 Puerto Rico ITEMECF
(Cogeneration Facilities)	6.625	06/01/2026	07/28/2019	A	3,396,888
450,000 Puerto Rico ITEMECF
(International American
University)1	5.000	10/01/2021	10/01/2021		465,836
50,000 Puerto Rico Municipal Finance
Agency, Series A, AGC1	5.000	08/01/2020	07/28/2019	A	50,514
50,000 Puerto Rico Municipal Finance
Agency, Series A, AGC1	5.000	08/01/2022	07/28/2019	A	50,903
1,605,000 Puerto Rico Municipal Finance
Agency, Series A, AGC1	5.000	08/01/2027	07/28/2019	A	1,632,991
305,000 Puerto Rico Municipal Finance
Agency, Series A, AGC1	5.000	08/01/2030	07/28/2019	A	309,301
2,000,000 Puerto Rico Municipal Finance
Agency, Series A, AGC1	5.250	08/01/2019	08/01/2019		2,003,380
145,000 Puerto Rico Municipal Finance
Agency, Series A, AGC1	5.250	08/01/2020	07/28/2019	A	146,817
265,000 Puerto Rico Municipal Finance
Agency, Series A, AGC1	5.250	08/01/2021	07/28/2019	A	268,715
30,000 Puerto Rico Municipal Finance
Agency, Series B, AGC1	5.250	07/01/2021	07/01/2021		31,809
395,000 Puerto Rico Municipal Finance
Agency, Series C, AGC1	5.250	08/01/2019	08/01/2019		395,727
40,000 Puerto Rico Municipal Finance
Agency, Series C, AGC1	5.250	08/01/2022	08/01/2022		43,552
50,000 Puerto Rico Public Buildings
Authority, AGC1	5.250	07/01/2025	07/01/2025		57,843
760,000 Puerto Rico Public Buildings
Authority5	5.250	07/01/2027	10/17/2026	B	650,750
54,141 Puerto Rico Public Buildings
Authority, FGIC12	5.500	07/01/2016	07/01/2016		45,305
135,000 Puerto Rico Public Buildings
Authority5	5.500	07/01/2023	07/01/2023		114,412
1,335,181 Puerto Rico Public Buildings
Authority5	5.750	07/01/2016	07/01/2016		1,146,586

24 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal				Effective
Amount	Coupon		Maturity	Maturity*	Value
U.S. Possessions (Continued)
$500,000 Puerto Rico Public Buildings
Authority5	6.125%		07/01/2023	07/01/2023	$435,625
5,345,000 Puerto Rico Public Buildings
Authority5	6.250		07/01/2022	07/01/2022	4,690,237
2,905,000 Puerto Rico Public Buildings
Authority5	6.250		07/01/2026	07/01/2026	2,549,137
190,000 Puerto Rico Public Buildings
Authority, AMBAC	10.000	[4]	07/01/2035	07/28/2019A	204,848
37,400,000 Puerto Rico Public Finance Corp.,
Series A5	6.500		08/01/2028	12/12/2027B	2,244,000
54,770,000 Puerto Rico Public Finance Corp.,
Series B5	5.500		08/01/2031	07/17/2029B	3,286,200
10,675,000 Puerto Rico Public Finance Corp.,
Series B5	6.000		08/01/2024	08/01/2024	640,500
17,475,000 Puerto Rico Public Finance Corp.,
Series B5	6.000		08/01/2025	08/01/2025	1,048,500
6,495,000 Puerto Rico Public Finance Corp.,
Series B5	6.000		08/01/2026	08/01/2026	389,700
3,146,000 Puerto Rico Sales Tax Financing
Corp., Series A	4.695	[8]	07/01/2031	01/10/2031B	1,972,322
6,719,000 Puerto Rico Sales Tax Financing
Corp., Series A	4.839	[8]	07/01/2033	12/21/2032B	3,760,356
539,000 Puerto Rico Sales Tax Financing
Corp., Series A-16	3.973	[8]	07/01/2024	07/09/2023B	458,797
1,027,000 Puerto Rico Sales Tax Financing
Corp., Series A-1	4.259	[8]	07/01/2027	08/15/2026B	787,370
7,162,000 Puerto Rico Sales Tax Financing
Corp., Series A-11	4.500		07/01/2034	07/01/2025A	7,407,657
538,000 Puerto Rico Sales Tax Financing
Corp., Series A-11	4.550		07/01/2040	07/01/2028A	539,345
1,003,000 Puerto Rico Sales Tax Financing
Corp., Series A-1	4.560	[8]	07/01/2029	01/12/2029B	704,156
3,953,000 Puerto Rico Sales Tax Financing
Corp., Series A-11	4.750		07/01/2053	01/04/2053B	3,852,436
9,996,000 Puerto Rico Sales Tax Financing
Corp., Series A-11	5.000		07/01/2058	07/01/2028A	10,020,990
13,831,000 Puerto Rico Sales Tax Financing
Corp., Series A-1	5.894	[8]	07/01/2046	12/31/2043B	3,180,438
11,268,000 Puerto Rico Sales Tax Financing
Corp., Series A-1	5.951	[8]	07/01/2051	07/01/2043A	1,914,884
5,475,000 Puerto Rico Sales Tax Financing
Corp., Series A-21	4.550		07/01/2040	04/28/2038B	5,297,063
163,000 Puerto Rico Sales Tax Financing
Corp., Series A-21	4.750		07/01/2053	01/04/2053B	154,226
2,196,000 Puerto Rico Sales Tax Financing
Corp., Series A-21	5.000		07/01/2058	08/05/2056B	2,130,120
1,000,000 University of Puerto Rico	5.000		06/01/2020	07/28/2019A	1,000,000
5,000,000 University of Puerto Rico	5.000		06/01/2025	06/01/2025	4,950,000
2,535,000 University of Puerto Rico, Series P	5.000		06/01/2023	06/01/2023	2,522,325

25 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
U.S. Possessions (Continued)
$1,790,000	University of Puerto Rico, Series Q	5.000%	06/01/2022	06/01/2022	$1,785,525
					157,859,715
Total Municipal Bonds and Notes (Cost $1,222,185,635)					1,122,139,273
Shares
Common Stock—0.0%
6,757	Resolute Forest Products13 (Cost
	$80,903)				48,650
Total Investments, at Value (Cost $1,222,266,538)—106.2%					1,122,187,923
Net Other Assets (Liabilities)—(6.2)					(66,008,602)
Net Assets—100.0%					$1,056,179,321

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A. Option call date; corresponds to the most conservative yield calculation.
B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
C. Date of mandatory put.
D. Average life due to mandatory, or expected, sinking fund principal payment prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.
2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security.
3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
5. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
7. The value of this security was determined using significant unobservable inputs. See Note 1 of the accompanying
Notes.
8. Zero coupon bond reflects effective yield on the original acquisition date.
9. Interest or dividend is paid-in-kind, when applicable.
10. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.
11. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
12. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security.  The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer.  The rate shown is the contractual interest rate.
13. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

26 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

AAC	Auto Aerated Concrete
AGC	Assured Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
AMS	ACTS Management Services, Inc.
AM&S	Academies of Math & Science
AM&SS	Academies of Math & Science South
ARLC	ACTS Retirement-Life Communities, Inc.
ASCS	ACTS Signature Community Services, Inc.
ASU	Arizona State University
AT	Azalea Trace, Inc.
AWCC	American Water Capital Corp.
CASvcs	Children’s Anesthesia Services
CHA	Children's Healthcare of Atlanta
CHAF	Children's Healthcare of Atlanta Foundation
COP	Certificates of Participation
CSS	Children's Sedation Services
EAS	Egleston Affiliated Services
ECHEU	Egleston Children's Hospital at Emory University
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
EPG	Egleston Pediatric Group
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HHlthS	Holzer Health Systems
HMCG	Holzer Medical Center-Gallipolis
HMCJ	Holzer Medical Center-Jackson
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KAWC	Kentucky American Water Company
LVE	Lanier Village Estates, Inc.
MercyH	Mercy Health
MercyHS	Mercy Health Systems
MSSA	Math & Science Success Academy
NPFGC	National Public Finance Guarantee Corp.
NTE	North Tarrant Express
NY/NJ	New York/New Jersey
NYC	New York City
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network

27 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

PCHN	Presence Chicago Hospitals Network
PCTC	Presence Care Transformation Corp.
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHlth	Presence Health
PHN	Presence Health Network
PHS	Pinnacle Health System
PLC	Presence Life Connections
PSSC	Presence Senior Services - Chicagoland
Res Rec	Resource Recovery Facility
RHP	Rockford Health Physicians
RMH	Rockford Memorial Hospital
SGI	Syncora Guarantee, Inc.
SRCMC	Scottish Rite Children's Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
UMEP	UME Preparatory Academy
USDA	U.S. Department of Agriculture

The valuation policy and a listing of other significant
accounting policies are available in the most recent shareholder report.

28 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

1. Securities Valuation
The following is a summary of the tiered valuation input levels, as of June 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$ 16,372,516	$ —	$ 16,372,516
Arizona	—	20,224,623	—	20,224,623
Arkansas	—	2,387,640	—	2,387,640
California	—	182,816,493	—	182,816,493
Colorado	—	12,965,915	—	12,965,915
Connecticut	—	530,287	—	530,287
District of Columbia	—	58,480,458	—	58,480,458
Florida	—	48,531,718	723,350	49,255,068
Georgia	—	36,867,044	—	36,867,044
Idaho	—	638,012	—	638,012
Illinois	—	116,138,180	—	116,138,180
Indiana	—	16,929,877	—	16,929,877
Iowa	—	4,864,368	—	4,864,368
Kansas	—	364,963	—	364,963
Kentucky	—	6,658,688	—	6,658,688
Louisiana	—	22,338,959	—	22,338,959
Maine	—	665,025	—	665,025
Maryland	—	65,140	—	65,140
Massachusetts	—	28,520,228	—	28,520,228
Michigan	—	13,410,938	—	13,410,938
Minnesota	—	18,612,980	—	18,612,980
Mississippi	—	801,036	—	801,036
Missouri	—	11,851,728	—	11,851,728
Montana	—	275,245	—	275,245
Nebraska	—	11,235,400	—	11,235,400
Nevada	—	1,690,836	—	1,690,836
New Hampshire	—	9,651,967	—	9,651,967
New Jersey	—	36,048,860	—	36,048,860
New Mexico	—	2,070,980	—	2,070,980
New York	—	75,736,282	—	75,736,282
North Carolina	—	4,901,748	—	4,901,748
Ohio	—	50,404,842	—	50,404,842
Oklahoma	—	491,455	—	491,455
Oregon	—	165,218	—	165,218
Other Territory	—	4,549,797	—	4,549,797
Pennsylvania	—	36,940,419	127,258	37,067,677
Rhode Island	—	364,384	—	364,384

29 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

1. Securities Valuation (continued)
			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Municipal Bonds and Notes (Continued)
South Carolina	$—	$ 3,871,596	$ —	$ 3,871,596
Tennessee	—	6,098,573	—	6,098,573
Texas	—	48,405,424	—	48,405,424
Utah	—	2,002,063	—	2,002,063
Vermont	—	6,259,011	—	6,259,011
Virginia	—	9,574,296	—	9,574,296
Washington	—	4,501,896	—	4,501,896
West Virginia	—	5,053,422	—	5,053,422
Wisconsin	—	22,098,420	—	22,098,420
U.S. Possessions	—	157,859,715	—	157,859,715
Common Stock	48,650	—	—	48,650
Total Assets	$48,650	$ 1,121,288,665	$ 850,608	$ 1,122,187,923

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

30 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND